                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 1996
                                              --------------

Check here if Amendment [X]        Amendment Number:   3
                                                    ------
 This Amendment (Check only one): [X]  is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

          /s/ E.J. BIRD                            Greenwich, CT   May 14, 1999
          ---------------------------------------- -------------   ------------
                       (Signature)                 (City, State)      (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page


Report Summary:


Number of Other Included Manager:                        NONE
Form 13F Information Table Entry Total:                     21
Form 13F Information Table Value Total:               $878,226
                                                   -----------
                                                   (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Form 13F Information Table

         Column 1:                  Column 2:    Column 3:     Column 4:               Column 5:             Column 6     Column 7:
                                                                             ----------------------------
                                                                                                           -----------------------
                                    Title of      CUSIP       Fair Market    Shares or                        Investment     Other
      Name of Issuer                  Class       Number         Value       Principal    SH/PRN  Put/Call    Discretion    Managers
                                                               (x $1,000)     Amount
-----------------------------------------------------------------------------------------------------------------------------------

American Express Co *                 Common    025816-10-9        98,553    1,996,000     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Citicorp **                           Common    173034-10-9       156,200    1,952,500     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Dow Chemical  Co.                     Common    260543-10-3        40,857      470,300     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Fund Amern Enterprises Hldgs          Common    360768-10-5        24,530      318,568     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg Corp ***          Common    313400-30-1        56,061      657,610     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Libbey Inc.                           Common    529898-10-8         1,190       54,400     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Limited Inc.                          Common    532716-10-7         6,658      350,404     SH                 DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Limited Inc.                          Common    532716-10-7         5,960      313,700     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs          Warrants  50540R-11-0            29       52,413     SH     Calls       DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs          Warrants  50540R-11-0         1,008    1,075,071     SH     Calls        SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs          Common    50540R-10-2        10,024    1,193,408     SH                 DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs          Common    50540R-10-2        24,613    2,938,880     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

McKesson Corp. ****                   Common    581556-10-7        92,368    1,802,300     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Phelps Dodge Corp.                    Common    717265-10-2        22,166      323,000     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Playtex Products Inc.                 Common    72813P-10-0           363       50,000     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Premark Intl Inc.                     Common    740459-10-2         6,006      112,000     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

RJR Nabisco Holdings Corp.            Common    74960K-87-6         7,826      258,700     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

* Short position in this security                                 (13,628)    (276,000)
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** Short position in this security                                 (1,304)     (16,300)
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*** Short position in this security                               (43,913)    (515,110)
-----------------------------------------------------------------------------------------------------------------------------------
**** Short position in this security                                 (882)     (17,200)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
(Confidential portion has been omitted and filed separately.)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS                                  This Page          494,685
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
         Column 1:                                 Column 8:
                                               Voting Authority
                                    -----------------------------------

                                       (a) Sole   (b) Shared   (c) None
      Name of Issuer
-----------------------------------------------------------------------

American Express Co *                 1,996,000
-----------------------------------------------------------------------

Citicorp **                           1,952,500
-----------------------------------------------------------------------

Dow Chemical  Co.                       470,300
-----------------------------------------------------------------------

Fund Amern Enterprises Hldgs            318,568
-----------------------------------------------------------------------

Federal Home Ln Mtg Corp ***            657,610
-----------------------------------------------------------------------

Libbey Inc.                              54,400
-----------------------------------------------------------------------
Limited Inc.                            350,404
-----------------------------------------------------------------------
Limited Inc.                            313,700
-----------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs             52,413
-----------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs          1,075,071
-----------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs          1,193,408
-----------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs          2,938,880
-----------------------------------------------------------------------

McKesson Corp. ****                   1,802,300
-----------------------------------------------------------------------

Phelps Dodge Corp.                      323,000
-----------------------------------------------------------------------

Playtex Products Inc.                    50,000
-----------------------------------------------------------------------

Premark Intl Inc.                       112,000
-----------------------------------------------------------------------

RJR Nabisco Holdings Corp.              258,700
-----------------------------------------------------------------------

* Short position in this security
-----------------------------------------------------------------------
** Short position in this security
-----------------------------------------------------------------------
*** Short position in this security
-----------------------------------------------------------------------
**** Short position in this security
-----------------------------------------------------------------------

-----------------------------------------------------------------------

-----------------------------------------------------------------------

-----------------------------------------------------------------------
(Confidential portion has been omitted and filed separately.)
-----------------------------------------------------------------------

-----------------------------------------------------------------------

COLUMN TOTALS                              This Page
-----------------------------------------------------------------------

                           Form 13F Information Table


Page 2 of 2

         Column 1:                      Column 2:     Column 3:       Column 4:             Column 5:          Column 6    Column 7
                                                                                 ----------------------------
                                                                                                               --------------------
                                                                    Fair Market   Shares or                    Investment   Other
                                        Title of       CUSIP           Value      Principal  SH/PRN  Put/Call  Discretion  Managers
      Name of Issuer                      Class        Number        (x $1,000)    Amount
-----------------------------------------------------------------------------------------------------------------------------------

Westcott Communications                  Common      95752F10-6           7,698    443,000     SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Walters Industries Inc.                  Common      93317Q-10-5         24,077  1,751,064     SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------

Wells Fargo & Co *****                   Common      949740-10-4        365,722  1,401,233     SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

UST Inc.                                 Common      902911-10-6         17,547    550,500     SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
***** Short position in this security                                   (31,503)  (120,700)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
(Confidential portion has been omitted and filed separately.)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

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                                                    This Page           383,541
                                                    ---------
GRAND TOTAL                                                             878,226
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
         Column 1:                     :               Column 8:
                                                   Voting Authority
                                       ------------------------------------

                                           (a) Sole   (b) Shared   (c) None
      Name of Issuer
---------------------------------------------------------------------------

Westcott Communications                    443,000
---------------------------------------------------------------------------

Walters Industries Inc.                  1,751,064
---------------------------------------------------------------------------

Wells Fargo & Co *****                   1,401,233
---------------------------------------------------------------------------

UST Inc.                                   550,500
---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------
***** Short position in this security
---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------
(Confidential portion has been omitted and filed separately.)
---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

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                                                    This Page
                                                    ---------
GRAND TOTAL
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